UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
2/29/16 (Unaudited)

COMMON STOCKS (96.4%)(a)
	Shares	Value

Aerospace and defense (6.9%)

General Dynamics Corp.	361,200	$49,220,724

Honeywell International, Inc.	626,100	63,455,235

L-3 Communications Holdings, Inc.	612,640	71,868,798

Northrop Grumman Corp.	908,590	174,649,170

United Technologies Corp.	265,700	25,671,934

		384,865,861
Airlines (1.0%)

American Airlines Group, Inc.	1,344,300	55,116,300

		55,116,300
Auto components (1.0%)

Delphi Automotive PLC (United Kingdom)	781,200	52,090,416

		52,090,416
Automobiles (0.7%)

General Motors Co.	1,371,100	40,365,184

		40,365,184
Banks (7.7%)

Bank of America Corp.	5,165,800	64,675,816

Citigroup, Inc.	2,372,423	92,168,634

JPMorgan Chase & Co.	2,049,700	115,398,110

KeyCorp	2,204,700	23,259,585

Regions Financial Corp.	4,319,300	32,481,136

Wells Fargo & Co.	2,193,640	102,925,589

		430,908,870
Beverages (1.8%)

Coca-Cola Enterprises, Inc.	1,014,200	49,198,842

Dr. Pepper Snapple Group, Inc.	574,500	52,583,985

		101,782,827
Capital markets (3.6%)

Charles Schwab Corp. (The)	2,197,100	55,037,355

Goldman Sachs Group, Inc. (The)	213,600	31,939,608

Invesco, Ltd.	737,500	19,720,750

KKR & Co. LP	2,661,800	34,177,512

State Street Corp.	1,137,780	62,327,588

		203,202,813
Chemicals (2.6%)

Air Products & Chemicals, Inc.	385,400	51,053,938

CF Industries Holdings, Inc.	388,800	14,175,648

Dow Chemical Co. (The)	882,600	42,903,186

E.I. du Pont de Nemours & Co.	617,100	37,562,877

		145,695,649
Commercial services and supplies (0.8%)

Tyco International PLC	1,344,130	47,286,493

		47,286,493
Communications equipment (1.3%)

Cisco Systems, Inc.	1,716,850	44,947,133

QUALCOMM, Inc.	581,500	29,534,385

		74,481,518
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $2,781,056) (Private)(F)(RES)(NON)	975,809	2,502,950

		2,502,950
Containers and packaging (1.5%)

Packaging Corp. of America	553,800	26,859,300

Sealed Air Corp.	842,900	38,545,817

WestRock Co.	614,016	20,735,320

		86,140,437
Diversified financial services (1.3%)

Berkshire Hathaway, Inc. Class B(NON)	328,500	44,074,845

CME Group, Inc.	297,900	27,239,976

		71,314,821
Diversified telecommunication services (3.6%)

AT&T, Inc.	3,239,300	119,692,135

CenturyLink, Inc.	721,100	22,058,449

Verizon Communications, Inc.	1,239,570	62,883,386

		204,633,970
Electric utilities (3.7%)

American Electric Power Co., Inc.	552,700	34,129,225

Edison International	645,500	43,997,280

Exelon Corp.	1,690,800	53,243,292

NextEra Energy, Inc.	338,900	38,234,698

PPL Corp.	1,094,436	38,294,316

		207,898,811
Energy equipment and services (1.0%)

Baker Hughes, Inc.	768,800	32,958,456

Halliburton Co.	373,600	12,059,808

National Oilwell Varco, Inc.(S)	466,700	13,660,309

		58,678,573
Food and staples retail (1.5%)

CVS Health Corp.	881,600	85,665,072

		85,665,072
Food products (1.3%)

JM Smucker Co. (The)	371,178	47,351,177

Kraft Heinz Co. (The)	328,000	25,262,560

		72,613,737
Health-care equipment and supplies (1.9%)

Becton Dickinson and Co.	285,800	42,141,210

Boston Scientific Corp.(NON)	1,075,701	18,265,403

Medtronic PLC	592,353	45,842,199

		106,248,812
Health-care providers and services (1.8%)

Cigna Corp.	729,500	101,845,495

		101,845,495
Hotels, restaurants, and leisure (0.8%)

Hilton Worldwide Holdings, Inc.	2,153,400	44,747,652

		44,747,652
Household durables (0.4%)

PulteGroup, Inc.	1,167,100	20,062,449

		20,062,449
Household products (0.7%)

Kimberly-Clark Corp.	290,200	37,813,060

		37,813,060
Independent power and renewable electricity producers (0.8%)

Calpine Corp.(NON)	2,025,365	25,438,584

NRG Energy, Inc.	1,564,400	16,864,232

		42,302,816
Industrial conglomerates (1.7%)

Danaher Corp.	538,300	48,054,041

General Electric Co.	1,544,000	44,992,160

		93,046,201
Insurance (3.8%)

American International Group, Inc.	1,265,353	63,520,721

Assured Guaranty, Ltd.	1,680,500	41,693,205

Chubb, Ltd.	361,700	41,787,201

Genworth Financial, Inc. Class A(NON)	3,838,500	8,137,620

Hartford Financial Services Group, Inc. (The)	1,026,200	43,223,544

Willis Towers Watson PLC	149,112	16,897,372

		215,259,663
Internet software and services (1.4%)

Alphabet, Inc. Class C(NON)	115,516	80,603,599

		80,603,599
IT Services (1.2%)

Computer Sciences Corp.	673,900	19,415,059

CSRA, Inc.	673,900	17,487,705

Fidelity National Information Services, Inc.	483,700	28,175,525

		65,078,289
Life sciences tools and services (0.7%)

Agilent Technologies, Inc.	1,045,300	39,041,955

		39,041,955
Machinery (0.4%)

Oshkosh Corp.(S)	661,500	22,821,750

		22,821,750
Media (5.0%)

CBS Corp. Class B (non-voting shares)	677,800	32,791,964

Comcast Corp. Class A	1,865,050	107,669,337

Liberty Global PLC Ser. C (United Kingdom)(NON)	829,800	29,839,608

Time Warner Cable, Inc.	296,900	56,666,334

Time Warner, Inc.	863,890	57,189,518

		284,156,761
Metals and mining (—%)

ArcelorMittal ADR (France)	286,724	1,089,551

		1,089,551
Multi-utilities (0.8%)

Ameren Corp.	248,000	11,643,600

PG&E Corp.	584,400	33,153,012

		44,796,612
Oil, gas, and consumable fuels (7.1%)

Anadarko Petroleum Corp.	859,800	32,629,410

EOG Resources, Inc.	412,500	26,705,250

Exxon Mobil Corp.	1,560,000	125,034,000

Marathon Oil Corp.(S)	5,918,180	48,588,258

QEP Resources, Inc.(S)	1,056,200	10,308,512

Royal Dutch Shell PLC ADR Class A (United Kingdom)	1,477,210	67,183,511

Total SA (France)	813,555	36,450,907

Valero Energy Corp.	885,300	53,188,824

		400,088,672
Personal products (2.6%)

Coty, Inc. Class A	3,512,100	100,024,608

Edgewell Personal Care Co.	582,000	44,493,900

		144,518,508
Pharmaceuticals (7.5%)

AstraZeneca PLC ADR (United Kingdom)(S)	2,172,000	62,271,240

Eli Lilly & Co.	1,947,300	140,205,600

Johnson & Johnson	1,164,870	122,555,973

Merck & Co., Inc.	1,081,800	54,317,178

Pfizer, Inc.	1,493,986	44,326,565

		423,676,556
Real estate investment trusts (REITs) (3.5%)

American Tower Corp.(R)	276,200	25,465,640

Boston Properties, Inc.(R)(S)	379,600	43,327,544

Equity Lifestyle Properties, Inc.(R)	714,200	50,108,272

Federal Realty Investment Trust(R)	187,700	27,790,862

Gaming and Leisure Properties, Inc.(R)	750,600	19,658,214

MFA Financial, Inc.(R)	4,883,805	33,258,712

		199,609,244
Road and rail (0.8%)

Union Pacific Corp.	559,500	44,122,170

		44,122,170
Semiconductors and semiconductor equipment (2.5%)

Intel Corp.	1,933,800	57,221,142

NXP Semiconductor NV(NON)	592,200	42,188,328

Texas Instruments, Inc.	784,400	41,588,888

		140,998,358
Software (2.9%)

Microsoft Corp.	2,919,400	148,539,072

Symantec Corp.	814,700	15,731,857

		164,270,929
Specialty retail (1.1%)

Gap, Inc. (The)(S)	1,440,800	39,838,120

Tiffany & Co.	354,900	23,061,402

		62,899,522
Technology hardware, storage, and peripherals (2.6%)

Apple, Inc.	706,300	68,292,147

EMC Corp.	1,991,200	52,030,056

SanDisk Corp.	343,810	24,843,711

		145,165,914
Textiles, apparel, and luxury goods (0.5%)

Michael Kors Holdings, Ltd.(NON)	467,400	26,478,210

		26,478,210
Thrifts and mortgage finance (0.5%)

Radian Group, Inc.	2,701,685	29,178,198

		29,178,198
Tobacco (1.4%)

Philip Morris International, Inc.	896,250	81,585,638

		81,585,638
Wireless telecommunication services (0.7%)

Vodafone Group PLC ADR (United Kingdom)(S)	1,284,710	39,055,183

		39,055,183

Total common stocks (cost $4,894,745,604)		$5,425,806,069

CONVERTIBLE PREFERRED STOCKS (1.3%)(a)
	Shares	Value

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.	812,125	$25,049,021

Allergan PLC Ser. A, 5.50% cv. pfd.	13,426	12,969,247

American Tower Corp. $5.50 cv. pfd.(R)	125,877	12,359,548

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.	63,371	6,447,999

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $7,592) (Private)(F)(RES)(NON)	2,664	6,833

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $145,237) (Private)(F)(RES)(NON)	46,107	130,713

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $341,111) (Private)(F)(RES)(NON)	67,016	307,000

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $494,779) (Private)(F)(RES)(NON)	97,206	445,301

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $277,459) (Private)(F)(RES)(NON)	50,539	249,713

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $837,565) (Private)(F)(RES)(NON)	109,058	753,809

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,349,227) (Private)(F)(RES)(NON)	824,290	2,114,304

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $2,970,584) (Private)(F)(RES)(NON)	1,042,310	2,673,525

Oportun Financial Corp. Ser. H, 8.00 % cv. pfd. (acquired 2/6/15, cost $9,110,862) (Private)(F)(RES)(NON)	3,199,825	8,199,776

Total convertible preferred stocks (cost $89,491,466)		$71,706,789

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. unsec. notes 5s, 2017	$18,271,000	$18,944,743

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	6,471,000	10,094,760

Total convertible bonds and notes (cost $26,812,107)		$29,039,503

SHORT-TERM INVESTMENTS (4.9%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)	153,546,650	$153,546,650

Putnam Short Term Investment Fund 0.41%(AFF)	121,947,906	121,947,906

Total short-term investments (cost $275,494,556)		$275,494,556

TOTAL INVESTMENTS

Total investments (cost $5,286,543,733)(b)		$5,802,046,917

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,627,714,990.
(b)	The aggregate identified cost on a tax basis is $5,288,540,225, resulting in gross unrealized appreciation and depreciation of $1,118,591,316 and $605,084,624, respectively, or net unrealized appreciation of $513,506,692.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $17,383,924, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$294,568,934	$128,872,096	$301,493,124	$143,805	$121,947,906
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $153,546,650, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $149,642,390.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$530,800,194	$—	$—
Consumer staples	523,978,842	—	—
Energy	422,316,338	36,450,907	—
Financials	1,149,473,609	—	2,502,950
Health care	670,812,818	—	—
Industrials	647,258,775	—	—
Information technology	670,598,607	—	—
Materials	232,925,637	—	—
Telecommunication services	243,689,153	—	—
Utilities	294,998,239	—	—
Total common stocks	5,386,852,212	36,450,907	2,502,950
Convertible bonds and notes	—	29,039,503	—
Convertible preferred stocks	—	56,825,815	14,880,974
Short-term investments	121,947,906	153,546,650	—

Totals by level	$5,508,800,118	$275,862,875	$17,383,924

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016